TAXATION (Tables)	12 Months Ended
Dec. 31, 2017
TAXATION
Schedule of taxation charge attributable to the group

	2017	2016	2015
	$ million	$ million	$ million
Current taxation:
UK corporation tax	23	23	31
Overseas tax	177	261	219
Current income tax charge	200	284	250
Adjustments in respect of prior periods	(60)	(53)	(56)
Total current taxation	140	231	194
Deferred taxation:
Origination and reversal of temporary differences	32	24	(73)
Changes in tax rates	(49)	–	(3)
Adjustments to estimated amounts arising in prior periods	(11)	23	31
Total deferred taxation	(28)	47	(45)
Total taxation as per the income statement	112	278	149
Taxation in other comprehensive income	9	(10)	(10)
Taxation in equity	3	(2)	(5)
Taxation attributable to the Group	124	266	134

Schedule of reconciliation of expected tax charge at the UK statutory rate with the actual tax charge

	2017	2016	2015
	$ million	$ million	$ million
Profit before taxation	879	1,062	559
Expected taxation at UK statutory rate of 19.3% (2016: 20.0%, 2015: 20.3%)	169	212	113
Differences in overseas taxation rates[1]	48	34	52
Disposal of the Gynaecology business (mainly at the US tax rate)	–	56	–
Benefit of US Manufacturing deduction	(9)	(7)	(7)
R&D credits	(3)	(3)	(6)
Tax losses not recognised	10	1	11
Utilisation of previously unrecognised tax losses	(6)	(9)	–
Impact of US tax reform	(32)	–	–
Expenses not deductible for tax purposes	11	23	14
Changes in tax rates	(5)	1	(3)
Adjustments in respect of prior years[2]	(71)	(30)	(25)
Total taxation as per the income statement	112	278	149

1	Mainly relates to profits taxed in the US at a rate higher than the UK statutory rate and includes the impact of intra-group loans provided to finance US acquisitions and business operations.
2	The adjustments in respect of prior years are explained on the previous page.

Schedule of movements in the main components of deferred tax assets and liabilities

Movements in the main components of deferred tax assets and liabilities were as follows:

					Inventory,
	Accelerated		Retirement		provisions,
	tax		benefit		losses and other
	depreciation	Intangibles	obligation	Macrotexture	differences	Total
	$ million	$ million	$ million	$ million	$ million	$ million
At 31 December 2015	(62)	(223)	39	52	222	28
Exchange adjustment	–	2	–	–	(3)	(1)
Movement in income statement – current year	–	34	(16)	–	(42)	(24)
Movement in income statement – prior years	(11)	6	(2)	–	(16)	(23)
Movement in other comprehensive income	–	–	7	–	(1)	6
Movement in equity	–	–	–	–	2	2
Changes in tax rate	–	1	–	–	(1)	–
Acquisitions	–	(29)	–	–	44	15
At 31 December 2016	(73)	(209)	28	52	205	3
Exchange adjustment	1	(2)	2	–	13	14
Movement in income statement – current year	(9)	15	(6)	(1)	(31)	(32)
Movement in income statement – prior years	2	4	–	–	5	11
Movement in other comprehensive income	–	–	(17)	–	4	(13)
Movement in equity	–	–	–	–	(3)	(3)
Changes in tax rate	29	71	–	(18)	(33)	49
Acquisitions	–	(22)	–	–	23	1
At 31 December 2017	(50)	(143)	7	33	183	30

Represented by:

	2017	2016
	$ million	$ million
Deferred tax assets	127	97
Deferred tax liabilities	(97)	(94)
Net position at 31 December	30	3